IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

October 3, 2014

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 811-06569 and 033-45961/CIK #0000883622

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s supplement dated September 24, 2014, to the Ivy Emerging Markets Local Currency Debt Fund Prospectus dated April 30, 2014. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary